SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Sep. 30, 2023		Sep. 30, 2022
Earnings Per Share [Abstract]
Net loss	$ (1,248,755)		$ (1,452,827)		$ (2,415,991)		$ (3,873,341)		$ (4,483,195)		$ (2,714,616)
Weighted Average Number of Shares Outstanding, Diluted	551,503	[1]	491,036	[1]	551,503	[1]	485,779	[1]	508,813	[2]	385,756	[2]
Earnings Per Share, Diluted	$ (2.26)		$ (2.96)		$ (4.38)		$ (7.97)		$ (8.81)		$ (7.04)

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split (Note 1).
[2]	The number of shares has been restated to reflect the 60:1 reverse stock split effective on November 2, 2022 and the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock splits.